UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1:	Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (95.9%)
Consumer Discretionary (10.6%)
	DeVry, Inc.	931,070	52,894
	Service Corp. International	4,788,600	45,827
	Ross Stores, Inc.	1,032,097	39,178
*	O'Reilly Automotive, Inc.	1,357,891	34,681
*	GameStop Corp. Class A	769,985	31,192
*	Lamar Advertising Co. Class A	810,900	30,798
	Penske Automotive Group Inc.	2,294,800	30,521
*	DreamWorks Animation SKG, Inc.	991,967	29,461
*	Dollar Tree, Inc.	746,051	27,977
	Advance Auto Parts, Inc.	679,734	27,930
*	Urban Outfitters, Inc.	805,230	26,581
*	WMS Industries, Inc.	931,599	26,252
	Aaron Rents, Inc.	923,850	25,378
*	LKQ Corp.	1,226,070	25,134
*	Penn National Gaming, Inc.	831,852	23,733
	WABCO Holdings Inc.	515,744	23,291
*	Big Lots Inc.	748,698	22,805
*	Tractor Supply Co.	592,005	22,502
*	Skechers U.S.A., Inc.	1,113,090	21,037
*	Capella Education Co.	372,109	19,424
	Autoliv, Inc.	431,796	16,857
*	Rent-A-Center, Inc.	790,800	16,765
*	Papa John's International, Inc.	571,671	16,173
*,^	Life Time Fitness, Inc.	453,068	13,497
*	Morningstar, Inc.	212,126	13,355
	Tiffany & Co.	309,200	11,685
	PetSmart, Inc.	492,397	11,182
*	TRW Automotive Holdings Corp.	578,877	10,738
*	thinkorswim Group, Inc.	1,227,100	9,854
	Matthews International Corp.	197,400	9,852
*	AnnTaylor Stores Corp.	435,500	9,821
	OfficeMax, Inc.	728,600	9,297
*	Apollo Group, Inc. Class A	145,000	9,032
*	ITT Educational Services, Inc.	100,600	8,911
*,^	Priceline.com, Inc.	77,000	8,851
*	Exide Technologies	554,534	8,762
*	The Goodyear Tire & Rubber Co.	441,003	8,657
*,^	Jos. A. Bank Clothiers, Inc.	371,988	8,333
*,^	Netflix.com, Inc.	262,175	8,099
*	CEC Entertainment Inc.	228,794	7,976
*	Texas Roadhouse, Inc.	843,738	7,830
*	Central European Media Enterprises Ltd. Class A	92,100	7,667
	Darden Restaurants Inc.	217,075	7,070
*	Aeropostale, Inc.	217,600	7,018

	Burger King Holdings Inc.	248,300	6,662
*	The Dress Barn, Inc.	405,400	6,539
	CBRL Group, Inc.	263,139	6,360
*	NVR, Inc.	11,050	6,103
*	Hot Topic, Inc.	968,050	6,089
*	Corinthian Colleges, Inc.	382,982	6,032
	John Wiley & Sons Class A	131,800	5,976
*	Hanesbrands Inc.	275,500	5,907
*	Marvel Entertainment, Inc.	166,700	5,785
	Wolverine World Wide, Inc.	213,970	5,719
*	Bally Technologies Inc.	177,100	5,630
	Family Dollar Stores, Inc.	225,408	5,252
*	The Warnaco Group, Inc.	125,100	5,248
*	Discovery Holding Co. Class A	262,975	5,228
*	Red Robin Gourmet Burgers, Inc.	203,975	5,065
^	Systemax Inc.	289,591	4,752
	Interactive Data Corp.	160,000	4,608
*	Scientific Games Corp.	151,400	4,594
*	Citi Trends Inc.	195,530	4,523
*,^	Buffalo Wild Wings Inc.	136,500	4,495
*	The Wet Seal, Inc. Class A	1,012,350	4,444
*	Deckers Outdoor Corp.	37,700	4,261
*	Jack in the Box Inc.	190,000	4,100
*	Fossil, Inc.	151,600	4,060
	Limited Brands, Inc.	237,200	3,911
*	Hollywood Media Corp.	1,561,823	3,780
	Harte-Hanks, Inc.	304,500	3,779
*	Pre-Paid Legal Services, Inc.	88,408	3,715
*	The Gymboree Corp.	97,300	3,639
*	Perry Ellis International Corp.	159,823	3,476
*	The Children's Place Retail Stores, Inc.	91,109	3,467
*	Global Sources Ltd.	243,452	3,365
*	Town Sports International Holdings, Inc.	308,140	3,078
*	Tween Brands, Inc.	215,170	2,963
*	Volcom, Inc.	163,745	2,938
*	Denny's Corp.	1,129,600	2,914
*	Fuel Systems Solutions, Inc.	72,000	2,694
*,^	Sirius Satellite Radio, Inc.	1,600,300	2,561
*,^	Martha Stewart Living Omnimedia, Inc.	350,102	2,552
^	Polaris Industries, Inc.	58,900	2,521
*	Lear Corp.	174,200	2,510
	National CineMedia Inc.	190,691	2,439
*	1-800-FLOWERS.COM, Inc.	400,908	2,209
*	Sonic Corp.	141,200	2,131
	BorgWarner, Inc.	52,100	2,101
*	G-III Apparel Group, Ltd.	125,170	2,006
*	Jarden Corp.	78,100	1,877
*	Lululemon Athletica, Inc.	82,600	1,834
*	Collective Brands, Inc.	142,352	1,834
^	DineEquity, Inc.	75,121	1,735

	Liz Claiborne, Inc.	119,830	1,566
*	Quiksilver, Inc.	200,000	1,534
	The Buckle, Inc.	29,800	1,534
*	Coinstar, Inc.	44,020	1,518
	Hillenbrand Inc.	63,900	1,479
	Guess ?, Inc.	45,500	1,441
*	Chipotle Mexican Grill, Inc.	20,700	1,418
*	Einstein Noah Restaurant Group Inc.	118,247	1,363
*	FGX International Holdings Ltd.	110,000	1,276
*	Hawk Corp. Class A	58,800	1,044
^	Talbots Inc.	69,620	975
*	Mediacom Communications Corp.	156,346	893
	Sauer-Danfoss, Inc.	30,251	888
*	Gildan Activewear Inc.	34,800	878
	International Speedway Corp.	23,213	854
*	A.C. Moore Arts & Crafts, Inc.	107,107	840
	Dover Downs Gaming & Entertainment, Inc.	100,550	840
*	Interpublic Group of Cos., Inc.	93,800	825
*	The Cheesecake Factory Inc.	57,950	816
*	ATC Technology Corp.	31,785	798
	American Eagle Outfitters, Inc.	55,451	776
*	PC Mall, Inc.	86,020	767
*	Jo-Ann Stores, Inc.	33,355	733
*	Alloy, Inc.	94,761	684
*	Maidenform Brands, Inc.	44,200	677
*	New York & Co., Inc.	68,827	666
*	Retail Ventures, Inc.	141,764	610
*	Build-A-Bear-Workshop, Inc.	91,300	598
	CPI Corp.	41,435	571
*	Mothers Work, Inc.	34,392	503
	Strattec Security Corp.	15,127	499
	Tupperware Brands Corp.	12,070	471
*,^	LodgeNet Interactive Corp.	130,100	453
*	Expedia, Inc.	22,885	448
*	Red Lion Hotels Corp.	47,190	399
*,^	CarMax, Inc.	27,200	365
	Strayer Education, Inc.	1,500	334
	Dover Motorsports, Inc.	71,688	321
*	Carter's, Inc.	18,290	302
	Monro Muffler Brake, Inc.	14,200	259
*	Motorcar Parts of America, Inc.	39,560	257
*	Carrols Restaurant Group Inc.	38,510	221
*,^	Palm Harbor Homes, Inc.	25,204	209
*	Charlotte Russe Holding Inc.	14,500	188
*	Learning Tree International, Inc.	11,615	185
	The Stanley Works	4,100	182
*	Cabela's Inc.	13,959	162
	Value Line, Inc.	4,277	158
*	Knology, Inc.	14,661	153
*	RC2 Corp.	6,652	153

	RadioShack Corp.	8,300	138
*	Culp, Inc.	21,650	134
	American Greetings Corp. Class A	9,034	134
*	Appliance Recycling Centers of America, Inc.	22,260	134
*	Nathan's Famous Inc	8,738	128
	KSW, Inc.	23,900	111
*,^	Aristotle Corp	13,292	103
	CKE Restaurants Inc.	7,300	90
	Stein Mart, Inc.	18,199	81
*,^	Conn's, Inc.	4,678	73
*	Champion Enterprises, Inc.	16,020	63
*	Loud Technologies Inc.	14,172	60
*	Valassis Communications, Inc.	6,400	56
	Haverty Furniture Cos., Inc.	4,230	48
	Cinemark Holdings Inc.	2,850	42
	Standard Motor Products, Inc.	4,364	41
	Blyth, Inc.	2,770	40
*	Finish Line, Inc.	2,529	27
*	Overstock.com, Inc.	1,312	23
*	Nobel Learning Communities, Inc.	580	9
	Weyco Group, Inc.	218	6
*	Jennifer Convertibles, Inc.	3,820	6
*	Man Sang Holdings, Inc.	800	5
	Bon-Ton Stores, Inc.	36	—
			1,069,975
Consumer Staples (3.4%)
*	Central European Distribution Corp.	589,940	43,042
	Longs Drug Stores, Inc.	853,259	39,890
	Nu Skin Enterprises, Inc.	1,717,977	27,763
*	Constellation Brands, Inc. Class A	1,200,221	25,829
	Ruddick Corp.	696,200	21,554
*	Energizer Holdings, Inc.	297,764	21,243
*,^	Ralcorp Holdings, Inc.	377,350	20,362
*,^	Chattem, Inc.	293,550	18,925
	Tyson Foods, Inc.	1,040,700	15,506
	Herbalife Ltd.	291,700	12,599
	Spartan Stores, Inc.	417,800	9,939
	Diamond Foods, Inc.	333,950	8,122
	Church & Dwight, Inc.	142,021	7,793
*	Smithfield Foods, Inc.	351,900	7,559
	PriceSmart, Inc.	274,000	6,425
*	Darling International, Inc.	364,200	5,893
*	NBTY, Inc.	164,948	5,689
	Flowers Foods, Inc.	172,794	5,196
^	Cal-Maine Foods, Inc.	134,722	5,106
*	BJ's Wholesale Club, Inc.	135,240	5,076
*,^	Bare Escentuals, Inc.	332,790	3,840
	Alberto-Culver Co.	136,500	3,662
	Nash-Finch Co.	69,026	2,724
*,^	AgFeed Industries, Inc.	165,920	2,341

*	Winn-Dixie Stores, Inc.	142,800	2,269
*	United Natural Foods, Inc.	105,600	2,030
	The Estee Lauder Cos. Inc. Class A	37,500	1,654
*	Omega Protein Corp.	101,537	1,588
	Whole Foods Market, Inc.	65,250	1,447
	Inter Parfums, Inc.	95,670	1,433
*	Physicians Formula Holdings, Inc.	104,949	979
*	American Oriental Bioengineering, Inc.	70,300	664
*	Elizabeth Arden, Inc.	19,192	313
*	Overhill Farms Inc.	32,386	310
*	Lifeway Foods, Inc.	22,600	302
	McCormick & Co., Inc.	5,300	213
	Coca-Cola Bottling Co.	3,600	121
	Griffin Land & Nurseries, Inc.	3,300	112
	Arden Group Inc. Class A	328	47
	National Beverage Corp.	4,800	37
*	Boston Beer Co., Inc. Class A	730	33
*	Medifast, Inc.	1,500	8
*	Natural Alternatives International, Inc.	205	2
			339,640
Energy (9.6%)
*	Ultra Petroleum Corp.	656,350	46,850
*	Atwood Oceanics, Inc.	917,440	42,120
*	Superior Energy Services, Inc.	825,417	39,150
*	Comstock Resources, Inc.	582,953	35,566
	Foundation Coal Holdings, Inc.	493,300	29,302
*	Encore Acquisition Co.	459,278	28,416
	Tidewater Inc.	462,055	27,696
*	Southwestern Energy Co.	755,580	27,435
	XTO Energy, Inc.	550,925	26,020
	Core Laboratories N.V.	179,440	23,257
*	Oceaneering International, Inc.	382,100	23,171
*,^	Delta Petroleum Corp.	1,167,410	22,263
	St. Mary Land & Exploration Co.	515,845	21,954
	Massey Energy Co.	263,396	19,557
*	Unit Corp.	279,938	18,910
*	Helix Energy Solutions Group, Inc.	582,500	18,599
	Penn Virginia Corp.	292,963	17,798
*	Oil States International, Inc.	320,034	17,563
	Niko Resources Ltd.	212,040	17,509
	Rowan Cos., Inc.	431,700	17,182
	CARBO Ceramics Inc.	303,199	16,591
*	W-H Energy Services, Inc.	176,801	16,183
*	OPTI Canada Inc.	845,500	16,052
*	Mariner Energy Inc.	583,986	15,452
*	Whiting Petroleum Corp.	164,566	15,415
*	Lundin Petroleum AB	1,157,600	15,201
*	Willbros Group, Inc.	366,912	13,789
*	National Oilwell Varco Inc.	168,338	13,236
*	Tesco Corp.	384,100	11,934

*	Parallel Petroleum Corp.	707,854	11,595
*	IHS Inc. Class A	185,700	11,556
*	Exterran Holdings, Inc.	200,900	11,339
*	Petrohawk Energy Corp.	339,093	11,299
*	Clean Energy Fuels Corp.	809,200	10,762
*	Gulfmark Offshore, Inc.	209,569	10,516
	Frontier Oil Corp.	572,000	10,439
*	Alpha Natural Resources, Inc.	101,701	10,063
*,^	McMoRan Exploration Co.	355,367	9,534
	Range Resources Corp.	192,490	9,347
*	Parker Drilling Co.	1,142,171	9,217
*	ION Geophysical Corp.	574,100	9,168
*	ATP Oil & Gas Corp.	304,120	8,652
	Ship Finance International Ltd.	289,250	8,602
^	Frontline Ltd.	125,400	8,047
*	EXCO Resources, Inc.	307,837	8,019
*	Rosetta Resources, Inc.	336,306	7,944
	W&T Offshore, Inc.	177,928	7,875
	Berry Petroleum Class A	174,325	7,503
*	Matrix Service Co.	327,486	7,391
*	Swift Energy Co.	139,300	7,079
*	Quicksilver Resources, Inc.	251,300	6,574
	Cabot Oil & Gas Corp.	141,400	6,223
*	Warren Resources Inc.	530,638	6,198
*	Pioneer Drilling Co.	378,013	6,007
*	Contango Oil & Gas Co.	67,998	5,799
*	Concho Resources, Inc.	175,200	5,738
*	Pride International, Inc.	140,000	5,426
	Pioneer Natural Resources Co.	82,000	4,875
*	Bristow Group, Inc.	103,750	4,668
*	Grey Wolf, Inc.	509,850	4,354
*	Hornbeck Offshore Services, Inc.	96,948	4,322
*,^	Aventine Renewable Energy Holdings, Inc.	629,205	4,279
*	Bill Barrett Corp.	99,211	4,082
*	Basic Energy Services Inc.	133,280	3,588
*	SEACOR Holdings Inc.	40,700	3,405
*	Denbury Resources, Inc.	120,300	3,385
*	T-3 Energy Services, Inc.	49,270	3,378
*	Newpark Resources, Inc.	449,909	3,293
*	Clayton Williams Energy, Inc.	33,600	3,132
*	Approach Resources Inc.	153,400	3,085
*	Complete Production Services, Inc.	87,572	2,788
*	Callon Petroleum Co.	119,575	2,749
	Gulf Island Fabrication, Inc.	61,500	2,728
	Holly Corp.	65,950	1,885
*	PetroQuest Energy, Inc.	87,510	1,826
*	DHT Maritime	190,080	1,783
*	Union Drilling, Inc.	86,260	1,661
*	Bois d'Arc Energy, Inc.	66,800	1,463
*	PHI Inc. Non-Voting Shares	31,600	1,269

*	Patriot Coal Corp.	10,000	1,262
*	Global Industries Ltd.	104,510	1,248
*	Arena Resources, Inc.	27,500	1,125
	Lufkin Industries, Inc.	11,692	1,043
*	Petroleum Development Corp.	11,899	658
*	Dresser Rand Group, Inc.	13,500	514
*,^	VeraSun Energy Corp.	78,708	484
*	Cal Dive International, Inc.	44,908	481
	Patterson-UTI Energy, Inc.	16,400	466
	Knightsbridge Tankers Ltd.	13,431	431
*	Energy Partners, Ltd.	36,267	431
*	Gulfport Energy Corp.	24,641	355
*	NATCO Group Inc.	3,900	186
*	Trico Marine Services, Inc.	6,392	163
*	Bolt Technology Corp.	7,050	157
	Atlas America, Inc.	1,795	66
*	OYO Geospace Corp.	1,215	57
*	International Coal Group, Inc.	4,402	46
*	Prime Energy Corp.	625	38
	APCO Argentina Inc.	318	9
			969,301
Exchange-Traded Funds (1.2%)
[1]	Vanguard Small-Cap ETF	1,165,083	73,785
^,1	Vanguard Small-Cap Growth ETF	713,200	47,228
			121,013
Financials (5.3%)
	Cash America International Inc.	1,230,100	51,861
*	Affiliated Managers Group, Inc.	352,408	30,448
	SEI Investments Co.	1,260,900	29,039
	Jefferies Group, Inc.	1,458,363	27,694
	Waddell & Reed Financial, Inc.	797,700	26,643
^	CapitalSource Inc. REIT	2,284,849	26,550
	U-Store-It Trust REIT	2,181,650	25,416
*	Nasdaq Stock Market Inc.	617,000	17,134
	UMB Financial Corp.	306,300	16,868
*	Interactive Brokers Group, Inc.	599,963	16,835
	Platinum Underwriters Holdings, Ltd.	466,200	16,830
	People's United Financial Inc.	907,600	15,411
*	ProAssurance Corp.	267,300	13,082
	Reinsurance Group of America, Inc.	255,700	12,708
*,^	Western Alliance Bancorp	1,070,000	10,743
	MFA Mortgage Investments, Inc. REIT	1,605,400	10,355
	Digital Realty Trust, Inc. REIT	238,150	10,219
	Huntington Bancshares Inc.	1,444,500	10,140
*	SVB Financial Group	161,700	9,312
^	Greenhill & Co., Inc.	143,238	8,799
	Eaton Vance Corp.	236,900	8,799
	Lazard Ltd. Class A	215,035	8,776
^	Popular, Inc.	1,111,817	7,638
[2]	Advanta Corp. Class A	1,018,200	6,965

	Federated Investors, Inc.	204,900	6,733
	Cullen/Frost Bankers, Inc.	126,100	6,651
	Invesco, Ltd.	280,000	6,521
	Janus Capital Group Inc.	201,500	6,114
	Taubman Co. REIT	113,200	5,434
	QC Holdings Inc.	573,550	5,294
	optionsXpress Holdings Inc.	202,650	5,028
^	GLG Partners, Inc.	537,700	4,963
^	Redwood Trust, Inc. REIT	217,700	4,752
^	National Financial Partners Corp.	227,064	4,734
	RenaissanceRe Holdings Ltd.	89,750	4,566
	Camden Property Trust REIT	88,400	4,348
*	Knight Capital Group, Inc. Class A	255,700	4,191
*	Signature Bank	137,190	4,038
	Ventas, Inc. REIT	84,600	3,795
	Axis Capital Holdings Ltd.	115,100	3,646
	Tanger Factory Outlet Centers, Inc. REIT	97,200	3,629
	Transatlantic Holdings, Inc.	60,600	3,511
*	Dollar Financial Corp.	166,500	3,220
	Home Properties, Inc. REIT	55,300	3,043
	Nationwide Health Properties, Inc. REIT	76,400	2,835
	Highwood Properties, Inc. REIT	72,200	2,635
^	The St. Joe Co.	75,000	2,627
	Washington REIT	72,800	2,494
	Apartment Investment & Management Co. Class A REIT	61,593	2,105
	LaSalle Hotel Properties REIT	78,083	1,773
	Rayonier Inc. REIT	37,800	1,766
^	City Bank Lynnwood (WA)	185,000	1,756
	City Holding Co.	29,636	1,318
	Forest City Enterprise Class A	45,300	1,181
	Saul Centers, Inc. REIT	20,700	1,003
*	Cardtronics Inc.	76,400	657
^	Assured Guaranty Ltd.	33,500	384
*	EZCORP, Inc.	18,900	340
	Suffolk Bancorp	9,500	305
	NYMAGIC, Inc.	12,406	248
	Universal Insurance Holdings, INC.	47,640	183
	Grubb & Ellis Co.	54,380	180
*	PMA Capital Corp. Class A	15,969	160
	Cardinal Financial Corp.	14,400	122
	Associated Estates Realty Corp. REIT	7,100	100
	PS Business Parks, Inc. REIT	1,500	79
*	FCStone Group, Inc.	2,800	54
	Federal Realty Investment Trust REIT	500	36
*	Seabright Insurance Holdings, Inc.	1,774	20
	Douglas Emmett, Inc. REIT	721	17
	Robert Realty Investors, Inc.	870	4
	Investors Capital Holdings, Ltd.	90	—
			536,858
Health Care (18.7%)

*	Cephalon, Inc.	1,361,925	99,638
*	Henry Schein, Inc.	939,842	50,338
	DENTSPLY International Inc.	1,216,539	48,966
*	IDEXX Laboratories Corp.	856,100	45,801
*	Covance, Inc.	483,427	44,379
*	Alkermes, Inc.	2,794,100	44,007
*	Edwards Lifesciences Corp.	673,962	42,244
	Pharmaceutical Product Development, Inc.	1,065,156	40,625
*	Isis Pharmaceuticals, Inc.	2,341,649	40,112
*	ResMed Inc.	913,160	34,536
	Cooper Cos., Inc.	980,232	33,034
*	BioMarin Pharmaceutical Inc.	991,659	32,278
*	Qiagen NV	1,698,700	31,919
*	Varian Medical Systems, Inc.	505,865	30,352
*	Psychiatric Solutions, Inc.	846,850	29,657
*	Haemonetics Corp.	506,000	29,378
*	Hologic, Inc.	1,585,109	29,277
*	Medarex, Inc.	2,935,858	29,006
*	Cyberonics, Inc.	937,137	25,884
*	Endo Pharmaceuticals Holdings, Inc.	1,107,740	25,644
	Mindray Medical International Ltd. ADR	558,900	22,328
*	Regeneron Pharmaceuticals, Inc.	1,019,664	22,320
*	Luminex Corp.	980,900	21,580
*	The TriZetto Group, Inc.	981,500	21,407
*	Martek Biosciences Corp.	555,030	20,875
*	Bruker BioSciences Corp.	1,466,200	20,263
*	Seattle Genetics, Inc.	1,741,604	19,785
*	Eclipsys Corp.	870,300	19,190
*	Celera Corp.	1,392,405	19,006
*	Sun Healthcare Group Inc.	1,295,300	18,510
*	Xenoport Inc.	400,013	18,329
*	Community Health Systems, Inc.	546,800	18,033
*	Patterson Cos.	569,950	17,800
*	Invitrogen Corp.	399,674	17,726
*,^	Amylin Pharmaceuticals, Inc.	554,400	17,491
*	Human Genome Sciences, Inc.	2,627,800	17,422
	STERIS Corp.	506,502	17,307
*	Align Technology, Inc.	1,686,300	16,880
*	Kinetic Concepts, Inc.	482,303	16,856
*	Alexion Pharmaceuticals, Inc.	170,670	16,000
*,^	Cougar Biotechnology Inc.	460,983	15,512
*	Inverness Medical Innovations, Inc.	457,418	15,420
*	Health Net Inc.	550,900	15,403
*	Celgene Corp.	202,710	15,303
*	Nektar Therapeutics	2,926,700	14,575
	PDL BioPharma Inc.	1,240,410	13,855
*	HLTH Corp.	1,248,400	13,657
*	Immucor Inc.	440,090	13,260
	Beckman Coulter, Inc.	181,300	13,115
*	Amedisys Inc.	197,160	12,642

*	Masimo Corp.	331,945	12,538
*	United Therapeutics Corp.	109,395	12,404
*	Techne Corp.	153,700	12,222
*	inVentiv Health, Inc.	504,670	12,193
*	MWI Veterinary Supply Inc.	343,043	12,020
*	Coventry Health Care Inc.	336,100	11,888
	Analogic Corp.	161,546	11,822
*	Varian, Inc.	231,326	11,428
	PerkinElmer, Inc.	388,838	11,315
*	Gen-Probe Inc.	205,375	10,951
	Hikma Pharmaceuticals PLC	1,397,500	10,920
*	ImClone Systems, Inc.	169,827	10,857
*	Waters Corp.	154,650	10,507
*	Hanger Orthopedic Group, Inc.	615,200	10,489
	Perrigo Co.	292,250	10,296
*	Barr Pharmaceuticals Inc.	151,315	9,984
*	DaVita, Inc.	176,085	9,834
*	Vertex Pharmaceuticals, Inc.	262,647	9,061
*	PAREXEL International Corp.	309,932	9,059
*	OSI Pharmaceuticals, Inc.	169,200	8,905
*	Myriad Genetics, Inc.	133,500	8,878
*	The Medicines Co.	375,200	8,333
*	Watson Pharmaceuticals, Inc.	278,460	8,050
*	Cerner Corp.	176,247	7,871
*	Exelixis, Inc.	1,108,300	7,758
*	Wright Medical Group, Inc.	245,016	7,716
*	Healthways, Inc.	301,160	7,652
	Invacare Corp.	324,400	7,633
*	Onyx Pharmaceuticals, Inc.	184,300	7,464
*	Durect Corp.	1,671,700	7,422
*	Lincare Holdings, Inc.	229,800	7,404
	Hill-Rom Holdings, Inc.	254,800	7,157
*	Centene Corp.	312,363	6,969
*	Charles River Laboratories, Inc.	102,800	6,832
	Medicis Pharmaceutical Corp.	370,350	6,800
*,^	Alnylam Pharmaceuticals Inc.	187,900	6,535
*	Sunrise Senior Living, Inc.	363,860	6,524
*	Bio-Rad Laboratories, Inc. Class A	72,800	6,486
*	WellCare Health Plans Inc.	160,800	6,324
*,^	Eurand NV	338,859	6,232
*,^	Integra LifeSciences Holdings	132,708	6,059
	West Pharmaceutical Services, Inc.	131,300	6,029
*	Kindred Healthcare, Inc.	223,500	6,028
*	Warner Chilcott Ltd.	353,000	5,969
*	Pediatrix Medical Group, Inc.	120,600	5,867
*	ICON PLC - ADR	70,299	5,648
*	Sequenom, Inc.	254,500	5,436
*	Cypress Bioscience, Inc.	572,150	4,978
*	Gentiva Health Services, Inc.	194,232	4,961
	Chemed Corp.	111,000	4,751

	Owens & Minor, Inc. Holding Co.	102,500	4,707
*	CONMED Corp.	154,800	4,704
*	Cytokinetics, Inc.	890,149	4,700
	Sciele Pharma, Inc.	248,474	4,634
*,3	Impax Laboratories, Inc.	570,900	4,568
*	Merit Medical Systems, Inc.	217,900	4,404
	Datascope Corp.	94,300	4,402
*	Zoll Medical Corp.	137,848	4,342
*	Cynosure Inc.	172,530	4,265
*	Tenet Healthcare Corp.	708,600	4,103
	Universal Health Services Class B	66,900	4,055
*	Natus Medical Inc.	174,049	4,040
*	Kendle International Inc.	97,913	4,029
*	ImmunoGen, Inc.	854,800	3,932
*	Emergency Medical Services LP Class A	145,200	3,923
*	Cell Genesys, Inc.	1,210,500	3,837
*	CorVel Corp.	115,600	3,786
*	Affymetrix, Inc.	470,414	3,707
*	Cepheid, Inc.	213,900	3,662
*	Cross Country Healthcare, Inc.	219,744	3,505
*	Pain Therapeutics, Inc.	402,738	3,431
*	Illumina, Inc.	36,600	3,413
*	Obagi Medical Products, Inc.	327,000	3,113
*	Auxilium Pharmaceuticals, Inc.	83,000	3,079
*	Savient Pharmaceuticals Inc.	115,000	3,057
*	VCA Antech, Inc.	104,050	3,032
*	HealthExtras, Inc.	97,050	2,912
*	Emergent BioSolutions Inc.	213,400	2,874
*	CryoLife Inc.	201,500	2,738
*,^	Enzon Pharmaceuticals, Inc.	328,600	2,688
*	AMN Healthcare Services, Inc.	123,400	2,332
*,^	SurModics, Inc.	51,900	2,184
*,^	Advanced Medical Optics, Inc.	120,520	2,092
*	Dionex Corp.	30,000	2,086
*	Biomimetic Therapeutics, Inc.	150,900	2,022
*	ev3 Inc.	206,915	1,997
*	Questcor Pharmaceuticals, Inc.	378,761	1,894
*	Orthofix International N.V.	77,472	1,843
^	Mentor Corp.	73,700	1,828
*	Skilled Healthcare Group Inc.	105,600	1,543
*	Mylan Inc.	116,050	1,505
*	Millipore Corp.	20,900	1,470
*	Albany Molecular Research, Inc.	89,587	1,371
*	Harvard Bioscience, Inc.	265,386	1,322
*	Noven Pharmaceuticals, Inc.	101,435	1,260
*	CardioNet, Inc.	42,600	1,174
*	Laboratory Corp. of America Holdings	16,400	1,108
*	American Medical Systems Holdings, Inc.	65,000	1,071
*,^	Idera Pharmaceuticals, Inc.	70,320	1,040
*	Genomic Health, Inc.	46,532	1,002

*	Angiodynamics, Inc.	61,296	973
*,^	Clinical Data, Inc.	54,300	929
	Atrion Corp.	8,061	890
*	Osteotech, Inc.	139,296	802
*	Pharmanet Development Group, Inc.	25,000	603
*	Momenta Pharmaceuticals, Inc.	35,800	594
*	Capital Senior Living Corp.	81,200	564
*	Sonic Innovations, Inc.	190,727	494
*	Greatbatch, Inc.	23,290	477
	Ensign Group Inc.	37,100	445
*	Sucampo Pharmaceuticals Inc.	37,000	444
*	Apria Healthcare Group Inc.	22,800	438
*	American Dental Partners, Inc.	28,812	294
*	Medical Action Industries Inc.	22,200	221
*	Aspect Medical Systems, Inc.	37,131	197
*	Neurocrine Biosciences, Inc.	34,843	162
*	Anika Resh Inc.	18,532	151
*	Animal Health International, Inc.	24,692	136
*	MedCath Corp.	6,906	129
*	A.D.A.M., Inc.	17,558	118
*	Angeion Corp.	19,144	113
	National Healthcare Corp.	1,512	77
*	King Pharmaceuticals, Inc.	5,596	64
*	Columbia Laboratories Inc.	15,100	62
*	SonoSite, Inc.	1,590	52
*	Providence Service Corp.	4,600	50
*	eResearch Technology, Inc.	2,800	41
*	MTS Medication Tech	6,293	33
*	Medical Staffing Network Holdings, Inc.	5,787	18
*	Bioanalytical Systems, Inc.	2,680	14
*	RehabCare Group, Inc.	702	12
*	IntegraMed America, Inc.	1,319	9
*	Allied Healthcare Products, Inc.	300	2
*	Celsion Corp.	407	2
			1,884,780
Industrials (16.9%)
	The Dun & Bradstreet Corp.	836,600	80,849
	MSC Industrial Direct Co., Inc. Class A	1,029,440	49,104
	Chicago Bridge & Iron Co. N.V.	1,221,732	40,036
	Kennametal, Inc.	1,327,150	39,496
*	Corrections Corp. of America	1,340,421	37,572
*	Covanta Holding Corp.	1,326,000	37,314
*,2	RBC Bearings Inc.	1,095,368	36,443
*	Tetra Tech, Inc.	1,201,363	34,515
*	The Advisory Board Co.	855,810	32,820
*	EnerSys	967,230	31,222
*	Stericycle, Inc.	521,950	31,187
*	Alliant Techsystems, Inc.	307,090	30,399
*	Kansas City Southern	543,153	29,873
	McGrath RentCorp	962,400	27,698

	Donaldson Co., Inc.	603,080	27,205
	The Manitowoc Co., Inc.	1,028,695	27,116
	Con-way, Inc.	512,100	25,892
*	FTI Consulting, Inc.	341,866	24,327
	Knight Transportation, Inc.	1,271,100	24,049
	Ritchie Brothers Auctioneers Inc.	900,780	23,519
	Harsco Corp.	433,390	23,446
*	Shaw Group, Inc.	396,663	22,927
*	AerCap Holdings NV	1,418,575	21,647
*	Aecom Technology Corp.	735,383	20,936
	Equifax, Inc.	574,054	20,144
*	Teledyne Technologies, Inc.	310,200	19,512
*	Clean Harbors Inc.	248,840	19,419
	UTI Worldwide, Inc.	1,062,871	19,334
	Ametek, Inc.	399,020	19,097
*	Quanta Services, Inc.	613,844	18,956
*	Hansen Transmissions	2,957,663	18,395
	J.B. Hunt Transport Services, Inc.	489,500	18,102
	Watsco, Inc.	349,700	17,440
*,^	JetBlue Airways Corp.	3,282,800	17,300
*	McDermott International, Inc.	357,465	17,040
	Robert Half International, Inc.	668,700	16,911
	Heartland Express, Inc.	978,720	16,677
*	Waste Connections, Inc.	448,200	16,310
*	MPS Group, Inc.	1,388,641	15,997
	Lennox International Inc.	395,230	14,110
*	BE Aerospace, Inc.	498,817	12,810
	Pall Corp.	315,320	12,745
	Barnes Group, Inc.	558,490	12,616
	Roper Industries Inc.	204,925	12,537
^	Genco Shipping and Trading Ltd.	177,843	12,125
*	EMCOR Group, Inc.	392,696	11,828
*,^	YRC Worldwide, Inc.	698,000	11,796
*	Jacobs Engineering Group Inc.	148,000	11,446
*	Genesee & Wyoming Inc. Class A	276,800	11,202
	Outotec Oyj	216,177	11,011
*	ChoicePoint Inc.	228,870	10,951
*	TrueBlue, Inc.	708,000	10,691
*	GrafTech International Ltd.	440,600	10,332
*	Chart Industries, Inc.	193,700	10,251
*	AGCO Corp.	168,400	10,079
	Robbins & Myers, Inc.	195,080	9,904
	Crane Co.	277,323	9,845
	Mine Safety Appliances Co.	295,670	9,769
	Precision Castparts Corp.	102,514	9,578
	Safran SA	565,792	9,537
*	Geo Group Inc.	386,160	9,283
*,^	AirTran Holdings, Inc.	3,060,053	8,935
	American Ecology Corp.	279,300	8,801
	KBR Inc.	307,600	8,767

	GATX Corp.	185,950	8,455
	China Everbright International, Ltd.	30,476,000	8,429
	EnergySolutions	406,824	8,344
	Watson Wyatt & Co. Holdings	140,975	8,168
	Walter Industries, Inc.	76,866	8,061
	The Brink's Co.	110,000	7,586
*	Energy Conversion Devices, Inc.	106,500	7,448
*	Esterline Technologies Corp.	151,400	7,385
*	Kirby Corp.	154,500	7,373
*	Perini Corp.	267,478	7,318
*	Mobile Mini, Inc.	358,990	7,173
	Healthcare Services Group, Inc.	421,642	7,003
	Nordson Corp.	98,100	6,932
*	Flow International Corp.	1,030,860	6,866
^	Horizon Lines Inc.	554,054	6,538
*,^	Fushi Copperweld, Inc.	410,278	6,421
	Flowserve Corp.	47,835	6,378
	Lincoln Electric Holdings, Inc.	78,611	6,316
*	TBS International Ltd.	172,253	6,294
	The Timken Co.	179,200	5,917
*	GeoEye Inc.	265,000	5,737
	Ryder System, Inc.	86,540	5,708
*	TransDigm Group, Inc.	153,500	5,650
*	Kadant Inc.	259,000	5,540
*	General Cable Corp.	91,550	5,276
	CIRCOR International, Inc.	87,700	5,223
*	Axsys Technologies, Inc.	69,900	5,133
*	CoStar Group, Inc.	100,900	5,034
	Acuity Brands, Inc.	122,700	5,014
	Hubbell Inc. Class B	118,300	4,988
*	Stanley Inc.	159,497	4,981
^	HEICO Corp.	141,200	4,917
	Triumph Group, Inc.	89,900	4,761
*	Aegean Marine Petroleum Network, Inc.	126,650	4,585
*	Sykes Enterprises, Inc.	259,465	4,582
	Resources Connection, Inc.	197,300	4,566
	Administaff, Inc.	158,800	4,559
	Insteel Industries, Inc.	247,464	4,373
*	American Reprographics Co.	266,650	4,269
*,^	American Superconductor Corp.	106,200	4,194
*,^	RSC Holdings Inc.	421,905	4,021
*	Allied Waste Industries, Inc.	329,950	3,992
	Applied Industrial Technology, Inc.	147,389	3,938
	The Corporate Executive Board Co.	104,150	3,904
*	Hertz Global Holdings Inc.	452,842	3,863
*	Columbus McKinnon Corp.	146,868	3,776
	Interface, Inc.	317,400	3,761
*	Gardner Denver Inc.	79,300	3,616
	Steelcase Inc.	358,100	3,567
	Bucyrus International, Inc.	50,600	3,543

^	Lindsay Manufacturing Co.	38,100	3,515
	Curtiss-Wright Corp.	62,250	3,277
*	Michael Baker Corp.	110,200	3,246
	Pacer International, Inc.	131,200	3,115
	Regal-Beloit Corp.	73,600	3,073
	Mueller Industries Inc.	107,100	2,749
*	L.B. Foster Co. Class A	68,600	2,639
*	Consolidated Graphics, Inc.	78,300	2,623
	Graham Corp.	29,309	2,609
	Kaydon Corp.	54,900	2,603
	The Toro Co.	79,913	2,601
*	Kforce Inc.	263,006	2,598
*	Layne Christensen Co.	56,087	2,561
*,^	China Architectural Engineering Inc.	302,254	2,500
	Oshkosh Truck Corp.	137,700	2,484
*	CBIZ Inc.	300,100	2,458
*	Dynamex Inc.	86,659	2,433
*	Astec Industries, Inc.	69,925	2,232
*	Mastec Inc.	152,019	2,181
	AAON, Inc.	114,337	2,174
*	Trex Co., Inc.	128,800	2,169
*	CRA International Inc.	54,787	2,062
	Albany International Corp.	70,200	2,015
*	Hudson Highland Group, Inc.	200,940	1,790
*	WESCO International, Inc.	45,000	1,694
*	K-Tron International, Inc	11,778	1,635
	Textainer Group Holdings Ltd.	79,700	1,492
*	EnPro Industries, Inc.	41,033	1,478
	VSE Corp.	36,795	1,443
*	Hurco Cos., Inc.	47,665	1,391
*	GT Solar International Inc.	99,200	1,216
^	AMREP Corp.	24,600	1,215
*	GP Strategies Corp.	117,140	1,154
	Comfort Systems USA, Inc.	83,530	1,108
	American Railcar Industries, Inc.	50,220	1,105
	Bowne & Co., Inc.	83,253	1,076
*	Spherion Corp.	204,505	1,000
*	PRG-Schultz International, Inc.	98,200	995
*	Altra Holdings Inc.	56,699	945
*	First Advantage Corp. Class A	60,500	917
*	Huron Consulting Group Inc.	17,500	913
	Apogee Enterprises, Inc.	50,430	871
*	Casella Waste Systems, Inc.	61,325	792
*	LECG Corp.	94,348	782
*	PowerSecure International, Inc.	98,055	727
	Twin Disc, Inc.	36,125	726
*	Northwest Pipe Co.	11,673	679
	CDI Corp.	30,300	624
*,^	Akeena Solar, Inc.	133,368	603
	SPX Corp.	4,749	602

	Ampco-Pittsburgh Corp.	13,760	598
*	North American Galvanizing & Coatings Inc.	65,470	564
*	Coleman Cable Inc.	43,635	532
*,^	C & D Technologies, Inc.	60,921	489
	The Eastern Co.	31,100	456
*	Ducommun, Inc.	15,100	414
*	Ultrapetrol Bahamas Ltd.	32,459	362
	Hardinge, Inc.	22,141	349
*	La Barge, Inc.	23,137	342
	Industrial Services of America, Inc.	19,900	325
*	Herley Industries Inc.	17,170	272
	Seaboard Corp.	138	248
*	Meadow Valley Corp.	23,197	246
	Kimball International, Inc. Class B	22,630	242
	The Standard Register Co.	25,600	226
*	Waste Services, Inc.	22,311	211
	Deluxe Corp.	13,270	190
*	Park-Ohio Holdings Corp.	10,641	185
*	Exponent, Inc.	5,532	169
*	SL Industries, Inc.	9,930	136
	ABM Industries Inc.	5,320	127
	NN, Inc.	8,837	118
*	Edac Technologies Corp.	25,698	116
*	Korn/Ferry International	6,150	108
	Freightcar America Inc.	2,557	97
*	ICT Group, Inc.	11,690	94
*	Copart, Inc.	2,100	92
*	On Assignment, Inc.	10,740	92
*	Taylor Devices Inc.	13,776	85
*	Westaff Inc.	89,710	83
*	Powell Industries, Inc.	1,400	74
*	Nashua Corp.	6,907	59
	Barrett Business Services, Inc.	3,501	58
*	Nortech Systems, Inc.	2,500	31
*	MFRI, Inc.	1,400	19
*	Tecumseh Products Co. Class A	418	14
	Providence and Worcester Railroad Co.	600	11
*	ICF International, Inc.	555	11
*	Saia, Inc.	246	4
	Met-Pro Corp.	116	2
*	Servotronics Inc.	100	2
			1,699,394
Information Technology (23.2%)
*	Microsemi Corp.	3,559,780	92,412
*	Red Hat, Inc.	2,723,913	58,237
*	Mettler-Toledo International Inc.	534,381	57,451
*	Polycom, Inc.	2,254,495	53,206
*	Alliance Data Systems Corp.	815,572	52,319
*	Ariba, Inc.	3,101,802	50,901
	Intersil Corp.	1,836,240	44,308

*	FEI Co.	1,639,402	41,395
*	Ciena Corp.	1,966,585	40,649
*	Concur Technologies, Inc.	961,492	39,633
	FactSet Research Systems Inc.	642,522	37,054
^	Heartland Payment Systems, Inc.	1,600,630	36,831
*	ON Semiconductor Corp.	3,648,000	34,255
*	Verigy Ltd.	1,532,200	34,061
*	Euronet Worldwide, Inc.	2,042,400	32,678
	Syntel, Inc.	910,287	29,994
*	Cypress Semiconductor Corp.	1,079,107	29,406
*	MICROS Systems, Inc.	927,642	29,388
*	VeriFone Holdings, Inc.	1,934,300	28,937
*	PMC Sierra Inc.	3,858,584	27,936
*	Ingram Micro, Inc. Class A	1,511,800	27,862
*	Riverbed Technology, Inc.	1,702,200	27,014
*	Hewitt Associates, Inc.	707,341	26,066
*	FLIR Systems, Inc.	612,304	24,945
*	Littelfuse, Inc.	779,750	24,921
*	salesforce.com, inc.	388,700	24,795
*	Teradyne, Inc.	2,595,232	24,317
*	NICE-Systems Ltd. ADR	799,567	23,635
*	Progress Software Corp.	792,221	23,315
*	TiVo Inc.	2,988,800	22,954
*	ATMI, Inc.	987,469	22,248
*	Varian Semiconductor Equipment Associates, Inc.	758,450	22,162
	Global Payments Inc.	496,435	21,987
*	Synopsys, Inc.	904,300	21,721
*	Avnet, Inc.	744,435	20,293
*	Sapient Corp.	2,998,895	19,373
*	Blue Coat Systems, Inc.	1,311,824	19,061
*	Cymer, Inc.	704,100	18,652
*	ANSYS, Inc.	405,109	18,586
	Amphenol Corp.	381,460	18,184
*	BMC Software, Inc.	541,000	17,794
*	Sycamore Networks, Inc.	5,054,200	17,589
*	Fairchild Semiconductor International, Inc.	1,421,607	17,273
*	CyberSource Corp.	936,160	16,617
*	MKS Instruments, Inc.	798,660	16,452
*	Kenexa Corp.	878,959	16,428
*	Compuware Corp.	1,459,526	16,055
*	Itron, Inc.	169,282	15,630
*	Affiliated Computer Services, Inc. Class A	305,410	14,721
	ADTRAN Inc.	648,730	14,506
*	Cogent Inc.	1,426,225	14,462
*	ValueClick, Inc.	1,160,765	13,813
*	Macrovision Solutions Corp.	890,120	13,530
*,^	VistaPrint Ltd.	524,325	13,512
*	Skyworks Solutions, Inc.	1,415,300	13,389
*,^	Powerwave Technologies, Inc.	3,113,300	12,765
*	LSI Corp.	1,809,347	12,557

	Marchex, Inc.	1,072,288	12,460
*	j2 Global Communications, Inc.	517,144	12,396
*	Hutchinson Technology, Inc.	823,250	12,217
*	Digital River, Inc.	304,170	12,133
*	NeuStar, Inc. Class A	577,680	12,120
*	Applied Micro Circuits Corp.	1,555,500	12,071
*	Sybase, Inc.	351,662	11,819
*	Power Integrations, Inc.	419,450	11,459
*	Iron Mountain, Inc.	394,500	11,441
*	EarthLink, Inc.	1,203,549	10,832
*	McAfee Inc.	324,300	10,621
*	Trimble Navigation Ltd.	319,000	10,591
*	Solera Holdings, Inc.	358,960	10,406
*	Net 1 UEPS Technologies, Inc.	439,200	10,356
*	Tessera Technologies, Inc.	581,690	10,133
*	Integrated Device Technology Inc.	967,086	9,690
*	Lawson Software, Inc.	1,176,178	9,539
*	Novell, Inc.	1,704,554	9,494
*	Cadence Design Systems, Inc.	1,277,570	9,441
*	Silicon Motion Technology Corp. ADR	1,252,200	9,266
*	Netezza Corp.	706,625	9,186
*	Informatica Corp.	548,264	8,876
*	Cognizant Technology Solutions Corp.	315,923	8,868
*	VeriSign, Inc.	267,895	8,717
*	PROS Holdings, Inc.	817,894	8,555
*	SPSS, Inc.	255,725	8,452
*	Arrow Electronics, Inc.	261,188	8,416
*	Interwoven Inc.	590,669	8,317
*	Diodes Inc.	317,775	8,253
*	S1 Corp.	1,011,885	8,217
*	OpNext, Inc.	1,447,350	8,018
*	AsiaInfo Holdings, Inc.	568,914	7,834
	Broadridge Financial Solutions LLC	373,800	7,738
	Total System Services, Inc.	393,904	7,713
*	Dolby Laboratories Inc.	187,850	7,644
*	Equinix, Inc.	87,800	7,143
*	Taleo Corp. Class A	379,500	7,112
*	Sohu.com Inc.	92,300	6,967
*	DealerTrack Holdings Inc.	435,000	6,777
*,^	Netlogic Microsystems Inc.	207,475	6,641
*	Metavante Technologies	295,200	6,571
*	Websense, Inc.	308,829	6,445
*	Greenfield Online, Inc.	465,472	6,442
*	Bookham, Inc.	3,362,100	6,321
*	Emulex Corp.	556,249	6,269
*	AuthenTec, Inc.	812,800	6,210
*	Acme Packet, Inc.	1,264,826	6,147
*	NetApp, Inc.	238,475	6,093
*	Amkor Technology, Inc.	687,824	6,025
*	CommScope, Inc.	134,255	5,986

*	Perot Systems Corp.	356,584	5,962
*	Teradata Corp.	253,460	5,936
*	Comverse Technology, Inc.	395,750	5,930
*	Atheros Communications, Inc.	189,250	5,867
*,^	Renesola Ltd. ADR	368,245	5,807
	National Instruments Corp.	168,600	5,741
*	ADC Telecommunications, Inc.	601,098	5,686
*	Marvell Technology Group Ltd.	377,650	5,585
*	Harris Stratex Networks, Inc. Class A	755,775	5,555
*	Stratasys, Inc.	348,200	5,415
*	Quest Software, Inc.	357,535	5,402
	Blackbaud, Inc.	300,950	5,375
*	DemandTec, Inc.	530,780	5,303
*	Plexus Corp.	184,200	5,250
*	RF Micro Devices, Inc.	1,585,000	5,183
*	Manhattan Associates, Inc.	209,116	5,132
*	Ulticom, Inc.	676,000	5,111
	MTS Systems Corp.	121,745	5,100
*	IXYS Corp.	407,764	4,991
	Integral Systems, Inc.	105,700	4,971
*	Radiant Systems, Inc.	413,490	4,718
*	ManTech International Corp.	83,011	4,635
*	QLogic Corp.	245,088	4,617
	MAXIMUS, Inc.	123,649	4,589
*	Anixter International Inc.	67,200	4,572
*,^	Multi-Fineline Electronix, Inc.	166,300	4,437
*,^	Data Domain, Inc.	202,495	4,366
*	Sonic Solutions, Inc.	837,307	4,312
*	JDA Software Group, Inc.	252,509	4,310
*	SAIC, Inc.	226,500	4,279
*	Vocus, Inc.	119,850	4,265
*	TriQuint Semiconductor, Inc.	753,162	4,240
*	Lexmark International, Inc.	120,800	4,238
*	Blackboard Inc.	105,160	4,202
*	Citrix Systems, Inc.	155,775	4,150
*	Omniture, Inc.	225,775	3,917
	Jack Henry & Associates Inc.	178,400	3,852
*	Wind River Systems Inc.	327,554	3,842
*	Spreadtrum Communications, Inc.	798,022	3,799
*	Semtech Corp.	257,800	3,756
*	OmniVision Technologies, Inc.	324,194	3,550
*	Western Digital Corp.	121,500	3,498
*	Coherent, Inc.	100,897	3,481
*	Genpact, Ltd.	259,896	3,446
*	TTM Technologies, Inc.	305,229	3,434
*	UTStarcom, Inc.	691,100	3,262
	United Online, Inc.	293,622	3,189
*	NetScout Systems, Inc.	230,805	3,144
*	Wright Express Corp.	115,400	3,064
	Jabil Circuit, Inc.	184,000	2,992

*	EMS Technologies, Inc.	143,900	2,980
*,^	Sigma Designs, Inc.	163,100	2,861
*	JDS Uniphase Corp.	261,500	2,858
*	TIBCO Software Inc.	344,858	2,831
*	Akamai Technologies, Inc.	120,100	2,803
*	EPIQ Systems, Inc.	228,100	2,664
*	Advanced Analogic Technologies, Inc.	632,300	2,611
	Harris Corp.	53,450	2,574
*	Electro Scientific Industries, Inc.	162,483	2,541
*	Aruba Networks, Inc.	425,600	2,481
*	Rofin-Sinar Technologies Inc.	73,000	2,472
*	CACI International, Inc.	54,179	2,436
*	GSI Commerce, Inc.	153,400	2,338
*	Cirrus Logic, Inc.	404,746	2,299
*	Commvault Systems, Inc.	147,550	2,247
*	Parametric Technology Corp.	115,052	2,229
*	Measurement Specialties, Inc.	119,374	2,060
*	DTS Inc.	71,750	2,051
*	Phoenix Technologies Ltd.	161,215	1,946
*	CMGI, Inc.	155,750	1,906
*	iGATE Corp.	190,389	1,875
*	Tekelec	116,866	1,822
*	Entegris Inc.	287,100	1,817
*	CSG Systems International, Inc.	97,074	1,722
*	Atmel Corp.	487,649	1,721
*	RightNow Technologies Inc.	106,507	1,714
*	The Hackett Group Inc.	266,805	1,702
*	Intermec, Inc.	87,800	1,652
*	Ultratech, Inc.	111,509	1,644
*	Standard Microsystem Corp.	60,411	1,602
*	Super Micro Computer Inc.	200,300	1,584
	PC-Tel, Inc.	142,806	1,489
*	Vignette Corp.	131,700	1,483
*	Veeco Instruments, Inc.	86,371	1,406
	Fair Isaac, Inc.	59,628	1,327
*	Unisys Corp.	356,671	1,316
*	OSI Systems Inc.	61,862	1,303
*	Vishay Intertechnology, Inc.	136,320	1,223
*	Avanex Corp.	1,842,235	1,197
*	Silicon Laboratories Inc.	35,700	1,168
	Microchip Technology, Inc.	36,550	1,167
*	TNS Inc.	50,918	1,161
*	Mentor Graphics Corp.	82,300	1,142
	Pegasystems Inc.	75,300	1,117
*	Ceva, Inc.	133,211	1,083
*	Comtech Telecommunications Corp.	21,700	1,066
*	Keynote Systems Inc.	75,124	1,033
*	Online Resources Corp.	149,100	1,020
*	CPI International, Inc.	69,660	1,007
*	Harmonic, Inc.	120,000	935

*	Pericom Semiconductor Corp.	65,063	928
*	ScanSource, Inc.	29,200	896
*	Microtune, Inc.	272,292	885
*	Oplink Communications, Inc.	78,256	851
*	Eagle Test Systems, Inc.	68,426	849
*,^	Airvana, Inc.	139,300	836
*	Gerber Scientific, Inc.	69,711	827
*	Internap Network Services Corp.	175,700	808
*	Double-Take Software Inc.	73,200	808
*	Telecommunication Systems, Inc.	136,460	751
	Cass Information Systems, Inc.	19,500	718
	QAD Inc.	91,198	638
*	Silicon Image, Inc.	90,000	631
*	PC Connection, Inc.	86,363	619
*	Spectrum Control, Inc.	85,306	618
*	Sumtotal Systems Inc.	136,524	613
*	SeaChange International, Inc.	80,181	595
*	TechTeam Global, Inc.	58,106	581
*	Internet Gold-Golden Lines Ltd.	61,386	505
*	Ness Technologies Inc.	37,700	466
*	Synchronoss Technologies, Inc.	38,600	452
*	Digi International, Inc.	44,374	449
*	International Rectifier Corp.	26,300	444
*	Perceptron, Inc.	52,498	420
*	Techwell, Inc.	36,000	395
	AVX Corp.	39,160	394
*	SM&A Corp.	100,500	382
*	Cabot Microelectronics Corp.	9,000	351
*	Magma Design Automation, Inc.	55,239	350
*	Forrester Research, Inc.	10,300	347
*	Sonus Networks, Inc.	92,700	337
	Gevity HR, Inc.	44,902	335
*	IntriCon Corp.	48,000	326
*	Smart Modular Technologies Inc.	79,729	312
*	Hypercom Corp.	55,783	271
*	BigBand Networks Inc.	62,656	268
*	hi/fn, Inc.	58,590	247
*	Inx Inc.	23,491	228
*	Nuance Communications, Inc.	14,500	225
*	Zygo Corp.	20,307	220
*,^	Network Equipment Technologies, Inc.	74,635	218
*	Electronics for Imaging, Inc.	12,882	180
*	Data I/O Corp.	26,821	161
*	Symmetricom Inc.	32,583	157
	Keithley Instruments Inc.	14,814	139
*	Semitool, Inc.	15,283	137
*	Actel Corp.	9,714	134
*	PLX Technology, Inc.	24,081	132
*	Zones, Inc.	14,784	123
*	Bottomline Technologies, Inc.	10,164	122

*	SonicWALL, Inc.	19,167	112
*	Loral Space and Communications Ltd.	6,525	108
*	Brocade Communications Systems, Inc.	13,500	91
*	Rackable Systems Inc.	6,879	87
*	Transcat, Inc.	9,923	86
*	Aetrium, Inc.	17,608	61
*	Pervasive Software Inc.	10,650	45
*	Versant Corp.	1,601	42
*	Dynamics Research Corp.	4,031	40
*	Tessco Technologies, Inc.	2,700	40
*	ADDvantage Technologies Group, Inc.	14,950	38
*	Datawatch Corp.	16,275	38
*	SRS Labs, Inc.	7,255	36
*	Cogo Group, Inc.	7,370	34
*	Datalink Corp.	4,200	26
*	Astea International, Inc.	6,065	22
*	Vicon Industries Inc.	4,630	22
*	Tegal Corp.	4,823	21
*	Aehr Test Systems	4,120	20
*	Schmitt Industries Inc.	2,300	12
	Mesa Laboratories, Inc.	413	9
*	LeCroy Corp.	552	5
*	KVH Industries, Inc.	410	3
*	OPNET Technologies, Inc.	247	3
*	Sutron Corp.	322	2
*	Optelecom-NKF, Inc.	196	2
*	Logility, Inc.	200	1
*	BSQUARE Corp.	13	—
			2,342,502
Materials (5.1%)
	AptarGroup Inc.	1,631,200	63,127
	Terra Industries, Inc.	823,168	44,451
	FMC Corp.	550,932	40,973
	Albemarle Corp.	1,051,717	40,943
	Sensient Technologies Corp.	1,264,800	39,361
	Hercules, Inc.	1,537,073	30,818
	Commercial Metals Co.	663,198	19,796
	Nalco Holding Co.	817,797	19,218
	AK Steel Holding Corp.	284,091	18,040
*	Century Aluminum Co.	299,254	17,782
	Minerals Technologies, Inc.	272,152	17,556
	Steel Dynamics, Inc.	480,323	15,217
*	LSB Industries, Inc.	667,560	14,733
*	OM Group, Inc.	406,200	13,648
	Arch Chemicals, Inc.	354,900	11,392
	Sealed Air Corp.	456,600	9,908
	Airgas, Inc.	167,300	9,583
	Greif Inc. Class A	109,000	6,632
	Innophos Holdings Inc.	200,396	5,886
*	Intrepid Potash, Inc.	103,930	5,747

	International Flavors & Fragrances, Inc.	136,870	5,505
	Kaiser Aluminum Corp.	92,193	4,863
	Ball Corp.	108,500	4,837
	Lubrizol Corp.	90,600	4,512
	NewMarket Corp.	72,900	4,502
	CF Industries Holdings, Inc.	25,900	4,234
	RPM International, Inc.	195,490	4,008
*	Owens-Illinois, Inc.	93,300	3,941
	Reliance Steel & Aluminum Co.	61,900	3,910
*	Rockwood Holdings, Inc.	82,712	3,155
*,^	ShengdaTech Inc.	244,900	2,385
*	Crown Holdings, Inc.	82,100	2,301
^	Martin Marietta Materials, Inc.	19,900	2,089
	Olympic Steel, Inc.	40,804	2,075
	Carpenter Technology Corp.	53,594	2,074
*,^	Apex Silver Mines Ltd.	241,195	1,507
	Worthington Industries, Inc.	82,630	1,466
*	GenTek, Inc.	44,419	1,282
	Compass Minerals International, Inc.	16,900	1,278
*,^	Stillwater Mining Co.	86,266	820
	Chemtura Corp.	115,800	755
	Penford Corp.	49,641	711
	Innospec, Inc.	35,687	633
*	Universal Stainless & Alloy Products, Inc.	15,100	576
	Ferro Corp.	26,183	570
	Celanese Corp. Series A	10,954	422
	Stepan Co.	3,330	191
	Valspar Corp.	8,000	173
*	Hecla Mining Co.	13,040	120
*	American Pacific Corp.	6,060	100
*	Rock of Ages Corp.	11,950	36
	Kronos Worldwide, Inc.	1,570	23
	Scotts Miracle-Gro Co.	5	—
			509,865
Telecommunication Services (1.0%)
^	Partner Communications Company Ltd.	1,043,100	22,813
*	SBA Communications Corp.	504,170	19,103
*	American Tower Corp. Class A	348,505	14,602
*	Clearwire Corp.	1,323,300	13,021
*	Syniverse Holdings Inc.	394,547	6,392
	Telephone & Data Systems, Inc.	141,800	6,012
	NTELOS Holdings Corp.	188,800	4,514
*	Premiere Global Services, Inc.	297,310	4,492
*	Centennial Communications Corp. Class A	370,100	2,976
*	iPCS, Inc.	96,104	2,585
*	Global Crossing Ltd.	80,542	1,330
*	Cogent Communications Group, Inc.	51,038	616
*	Rural Cellular Corp. Class A	6,300	283
*	Hungarian Telephone and Cable Corp.	10,660	245
	Atlantic Tele-Network, Inc.	7,609	233

			99,217
Utilities (0.9%)
	Ormat Technologies Inc.	399,400	19,179
	UGI Corp. Holding Co.	605,900	16,396
	ITC Holdings Corp.	269,800	14,062
	Southern Union Co.	519,700	13,575
	Sierra Pacific Resources	790,442	8,964
*	American Water Works Co., Inc.	291,690	5,615
	CMS Energy Corp.	310,779	4,195
	WGL Holdings Inc.	56,200	1,941

	DPL Inc.			46,580	1,182
	CenterPoint Energy Inc.			73,100	1,153
	ALLETE, Inc.			9,770	416
	Central Vermont Public Service Corp.			790	17
	Southwest Water Co.			1,030	11
					86,706

Total Common Stocks (Cost $9,345,132)					9,659,251

	Coupon		Maturity Date	Face Amount ($000)	Market Value ($000)

Temporary Cash Investments (6.9%)
Repurchase Agreements (0.6%)

	J.P. Morgan Securities Inc. (Dated 7/31/08, Repurchase Value $61,704,000, collateralized by Federal National Mortgage Assn. 5.000%-6.000%, 9/1/17-2/1/38)	2.190%	8/1/08	61,700	61,700
U.S. Government and Agency Obligations (0.3%)

[4,5]	Federal National Mortgage Assn.	2.037%	8/18/08	17,000	16,982
[4,5]	Federal National Mortgage Assn.	2.205%	8/18/08	1,500	1,498
[4,5]	Federal Home Loan Mortgage Corp.	2.116%	8/29/08	12,000	11,980
[4,5]	Federal Home Loan Bank	2.432%	10/15/08	1,000	995
					31,455
		Coupon		Shares	Market Value ($000)

Money Market Fund (6.0%)

[6]	Vanguard Market Liquidity Fund	2.386%		606,192,635	606,193

Total Temporary Cash Investments (Cost $699,350)	699,348
Total Investments (102.8%) (Cost $10,044,482)	10,358,599

Liability for Covered Call Options Written
Written Contracts
Foundation Coal Holdings Inc., Expires 9/20/08, Strike Price $75.00 (Premium Received $119)	370	(63)
Other Assets and Liabilities-Net (-2.8%)	(278,758)

Net Assets (100%)	10,079,778

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Restricted security represents 0.00% of net assets.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $31,455,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $10,052,128,000. Net unrealized appreciation of investment securities for tax purposes was $306,471,000, consisting of unrealized gains of $1,269,134,000 on securities that had risen in value since their purchase and $962,663,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Covered Call Options Written: The fund may write covered call options on security holdings that are considered to be attractive long-term investments but are believed to be overvalued in the short-term. When the fund writes options, the premium received by the fund is recorded as an asset with an equal liability which is marked-to-market to reflect the current market value of the options written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. Options are valued at their latest quoted sales prices. Options not traded on the valuation date are valued at the latest quoted asked prices.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 4.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index	15	1,206	6
S&P MidCap 400 Index	212	85,213	(7,610)
Russell 2000 Index	346	123,782	(3,825)
E-mini NASDAQ 100 Index	255	9,454	(655)
E-mini Russell 2000 Index	20	1,431	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007		Proceeds from		July 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Advanta Corp. Class A	NA¹	7,981	-	357	6,965
RBC Bearings Inc.	NA¹	34,410	2,181	-	36,443
The Advisory Board Co.	60,415	21,789	25,486	-	NA²

	60,415			357	43,408

¹ At October 31, 2007, the issuer was not an affiliated company of the fund.

² July 31, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 9, 2008

* Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.